Real estate properties development completed, under development and held for sale (Tables)	12 Months Ended
Dec. 31, 2015
Real estate properties development completed, under development and held for sale [Abstract]
Schedule of Components of Real Estate Properties Development Completed, Under Development and Held For Sale
	December 31, 2014	December 31, 2015
	US$	US$
Development completed:
Zhengzhou Royal Palace	2,267,171	-
Zhengzhou Century East A	7,907,556	4,775,131
Suzhou International City Garden	754,914	2,018,240
Hefei Wangjiang Garden	286,128	-
Jinan International City Garden	778,376	-
Suzhou Xin City	-	16,736,651
Kunshan International City Garden	314,854	546,537
Real estate properties development completed	12,308,999	24,076,559

Under development:
Current:
Jinan Xinyuan Splendid	95,433,442	40,847,827
Xuzhou Colorful City	57,957,843	54,157,809
Zhengzhou Xin City	122,025,858	46,165,101
Suzhou Xin City	73,916,667	-
Beijing Xindo Park	258,585,693	176,553,742
Kunshan Royal Palace	267,625,395	215,917,469
Suzhou Lake Royal Palace	233,846,400	267,569,547
Xingyang Splendid Phase I	44,991,390	32,010,140
Xingyang Splendid Phase II	35,341,974	43,311,674
Xingyang Splendid Phase III	22,910,650	23,896,026
Xingyang Splendid Phase IV	6,441,922	6,762,190
Zhengzhou Xindo Park (residential)	66,471,564	29,098,191
Zhengz hou Xindo Park (commercial)	41,827,678	73,294,372
Jinan Royal Palace	262,820,980	261,268,961
Sanya Yazhou Bay No.1	85,135,798	109,896,103
Shanghai Yipin Royal Palace	192,275,658	215,117,468
Changsha Xinyuan Splendid	151,442,473	194,444,916
Chengdu Thriving Family	222,716,181	258,173,028
Jinan Xin Central	-	163,174,394
Zhengzhou Fancy City	-	71,896,698
Tianjin Spring Royal Palace	-	65,583,961
Zhengzhou Xindo Park	-	39,117,259
Henan Xin Central I	-	127,696,203
XIN Eco Marine Group Properties Sdn Bhd (“Malaysia project”) (Note 9)	9,642,365	8,165,745
New York Oosten	119,947,878	226,208,448
	2,371,357,809	2,750,327,272
Profit recognized	264,182,323	347,083,874
Less: progress billings (see Note 14)	(920,965,080)	(1,210,089,345)

Total real estate properties under development	1,714,575,052	1,887,321,801

Northern Nevada Land Portfolio	588,000	-
Lennox Project	597,217	-
Real estate properties held for sale	1,185,217	-

Total real estate properties development completed, under development and held for sale	1,728,069,268	1,911,398,360